UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

T-REX 2X LONG CRCL DAILY TARGET ETF

ITEM 1.(a).    Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT DECEMBER 31, 2025
T-Rex 2X Long CRCL Daily Target ETF
TICKER: CCUP (Listed on Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-REX 2X Long CRCL Daily Target ETF for the period of August 11, 2025 (inception) to December 31, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/ccup/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long CRCL Daily Target ETF	$35[1]	1.50%[2]

¹ Costs are for the period of August 11, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Key Fund Statistics

(as of December 31, 2025)
Fund Net Assets	$18,481,223
Number of Holdings	1
Total Net Advisory Fee	$81,844
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	174.87%
Other Assets Net of Liabilities	-0.14%
Derivatives	-74.73%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/ccup/.

T-REX 2X Long CRCL Daily Target ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.       CODE OF ETHICS.

(a)      The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)      There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)      The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)      Not applicable.

(f)       The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $12,500 for 2025 and $0 for 2024.

(b)      Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c)      Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2025 and $0 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d)      All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1)   Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)      NA

(c)      0%

(d)      NA

(f)       The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)      The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h)      Not applicable.

(i)       Not applicable.

(j)       Not applicable.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)      The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)      Not applicable.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

T-REX 2X LONG CRCL DAILY TARGET ETF

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Period Ended December 31, 2025*

*  The Fund commenced operations on August 11, 2025.

T-REX 2X LONG CRCL DAILY TARGET ETF
Schedule of Investments	December 31, 2025
Other Assets, Net of Liabilities - 100.00%(A)	$18,481,223
TOTAL NET ASSETS - 100.00%	$18,481,223
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	Circle Internet Group, Inc.	Receive	OBFR01(B) + 125bps	Quarterly	8/11/2027	$36,962,047	$(13,811,609)
TOTAL RETURN SWAP CONTRACTS						$36,962,047	$(13,811,609)

(A)    Includes cash which is being held as collateral for total return swap contracts.

(B)    OBFR01 - Overnight Bank Funding Rate, 3.64% as of December 31, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X LONG CRCL DAILY TARGET ETF
Statement of Assets and Liabilities	December 31, 2025
ASSETS
Cash collateral held for open total return swap contracts (Note 1)	$31,900,000
Cash	417,427
Interest receivable	1,172
TOTAL ASSETS	32,318,599
LIABILITIES
Net unrealized depreciation of total return swap contracts	13,811,609
Accrued advisory fees (Note 2)	25,767
TOTAL LIABILITIES	13,837,376
NET ASSETS	$18,481,223
Net Assets Consist of:
Paid-in capital	$37,156,806
Distributable earnings (accumulated deficits)	(18,675,583)
Net Assets	$18,481,223
NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	4,250,000
Net Asset Value and Offering Price Per Share	$4.35

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

T-REX 2X LONG CRCL DAILY TARGET ETF
Statement of Operations	Period Ended December 31, 2025*
INVESTMENT INCOME
Interest income	$4,447
Total investment income	4,447
EXPENSES
Investment advisory fees (Note 2)	81,844
Total expenses	81,844
Net investment income (loss)	(77,397)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on total return swap contracts	(5,992,941)
Net change in unrealized appreciation (depreciation) of total return swap contracts	(13,811,609)
Net realized and unrealized gain (loss)	(19,804,550)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(19,881,947)

*   The Fund commenced operations on August 11, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

T-REX 2X LONG CRCL DAILY TARGET ETF
Statement of Changes in Net Assets	Period Ended December 31, 2025*
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$(77,397)
Net realized gain (loss) on total return swap contracts	(5,992,941)
Net change in unrealized appreciation (depreciation) of total return swap contracts	(13,811,609)
Increase (decrease) in net assets from operations	(19,881,947)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	50,430,319
Cost of shares redeemed	(12,067,149)
Increase (decrease) in net assets from capital stock transactions	38,363,170
NET ASSETS
Increase (decrease) during period	18,481,223
Beginning of period	—
End of period	$18,481,223

*   The Fund commenced operations on August 11, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

T-REX 2X LONG CRCL DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended December 31, 2025(1)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(2)	(0.04)
Net realized and unrealized gain (loss) on total return swap contracts(3)	(20.61)
Total from investment activities	(20.65)
Net asset value, end of period	$4.35
Total Return(4)	(82.61)%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	1.50%
Net investment income (loss)	(1.42)%
Portfolio turnover rate(6)	0.00%
Net assets, end of period (000’s)	$18,481

(1)   The Fund commenced operations on August 11, 2025.

(2)   Per share amounts calculated using the average shares outstanding during the period.

(3)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(4)   Total return is for the period indicated and has not been annualized.

(5)   Ratios to average net assets have been annualized.

(6)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  December 31, 2025

T-REX 2X LONG CRCL DAILY TARGET ETF
Notes to Financial Statements	December 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The T-REX 2X Long CRCL Daily Target ETF, (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund shares is registered under the Securities Act of 1933. The Fund commenced operations on August 11, 2025.

The Fund’s investment objective is to seek daily investment results, before fees and expenses, of 200% of the daily performance of Circle Internet Group, Inc. (NASDAQ: CRCL).

The Fund is deemed to be an individual reporting segments and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X LONG CRCL DAILY TARGET ETF
Notes to Financial Statements - continued	December 31, 2025

of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities,

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X LONG CRCL DAILY TARGET ETF
Notes to Financial Statements - continued	December 31, 2025

interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Liabilities
Net Unrealized Depreciation of Total Return Swap Contracts	$—	$(13,811,609)	$—	$(13,811,609)
	$—	$(13,811,609)	$—	$(13,811,609)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type. The Fund held no Level 3 securities at any time during the period ended December 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X LONG CRCL DAILY TARGET ETF
Notes to Financial Statements - continued	December 31, 2025

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended December 31, 2025, such reclassifications were due to net operating losses:

Distributable earnings	$1,206,364
Paid-in capital	(1,206,364)

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X LONG CRCL DAILY TARGET ETF
Notes to Financial Statements - continued	December 31, 2025

costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
T-REX 2X Long CRCL	10,000	$300	$43,500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X LONG CRCL DAILY TARGET ETF
Notes to Financial Statements - continued	December 31, 2025

to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Derivatives

The Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap contract, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swap contracts provide the Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swap contracts entered into by the Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, the Fund’s current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. The Fund’s current obligations under the types of swap contracts that the Fund expects to enter into (e.g., total return swap contracts) will be accrued daily (offset against any amounts owed to the Fund by the counterparty to the swap contract) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X LONG CRCL DAILY TARGET ETF
Notes to Financial Statements - continued	December 31, 2025

The following table presents the Fund’s gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by the Fund as of December 31, 2025.

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives	$—	$13,811,609	$(13,811,609)	$13,811,609	$—
	$—	$13,811,609	$(13,811,609)	$13,811,609	$—

*  Statement of Assets and Liabilities location: Net unrealized appreciation (depreciation) of total return swap contracts.

** The actual collateral pledged (received) may be more than the amounts shown.

The average monthly notional amount of the total return swap contracts during the period ended December 31, 2025 was $30,144,331.

As of December 31, 2025, the Fund was invested in derivative contracts, which are reflected in the Statement of Assets and Liabilities as follows:

Risk: Equity Price
Derivative Type: Total return swap contracts
	Statement of Assets and Liabilities Location	Fair Value Amount
Derivative Liabilities	Net unrealized depreciation of total return swap contracts	$(13,811,609)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period ended December 31, 2025 is as follows:

Realized Gain (Loss) on Derivatives*	Net Change in Unrealized Appreciation (Depreciation) of Derivatives**
$(5,992,941)	$(13,811,609)

*  Statement of Operations location: Net realized gain (loss) on total return swap contracts.

** Statement of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X LONG CRCL DAILY TARGET ETF
Notes to Financial Statements - continued	December 31, 2025

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund’s enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, of 1.50%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

REX Shares, LLC (“REX”), a Delaware limited liability company, located in Miami, Florida, is an independent sponsor of ETFs. The research of an affiliate of REX was used in the creation of the Fund’s trading strategy. REX does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment advisor to the Fund. REX is not related to the Advisor, the Fund or any of the underlying stocks of the Fund. REX makes no representation or warranty, express or implied, to the owners of the shares or any member of

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X LONG CRCL DAILY TARGET ETF
Notes to Financial Statements - continued	December 31, 2025

the public regarding the advisability of investing in securities generally or in the shares in particular, or as to the ability of any Fund to meet its investment objective.

The Advisor has entered into an agreement with the Sponsor pursuant to which the Sponsor and the Advisor have jointly assumed the obligation of the Advisor to pay all expenses of the Fund, except excluded expenses. The Sponsor will also provide marketing support for the Fund including, but not limited to, providing the Fund with access to and the use of the Sponsor’s marketing capabilities, including leveraging the Sponsor’s expertise in developing marketing strategies and communications through print and electronic media. For its services, the Sponsor is entitled to a fee from the Advisor, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not act as a distributor to the Funds and does not sell shares of the Funds. All Funds are distributed through the Distributor.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor. For its services, fees to CFS are computed daily and paid monthly.

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X LONG CRCL DAILY TARGET ETF
Notes to Financial Statements - continued	December 31, 2025

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

During the period ended December 31, 2025, there were no purchases or sales of long term securities, or purchase or sales of in-kind transactions associated with creations and redemptions.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X LONG CRCL DAILY TARGET ETF
Notes to Financial Statements - continued	December 31, 2025

No distributions were paid by the Fund during the period ended December 31, 2025.

As of December 31, 2025 the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Other accumulated losses	$(5,182,297)
Net unrealized appreciation (depreciation) of investments	(13,493,286)
$(18,675,583)

Under current law, specified ordinary losses realized after October 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund elected to defer $464,146 of these losses. As of December 31, 2025, the Fund fund had a capital loss carry forward of $4,718,151, all of which is considered short term. This loss may be carried forward indefinitely.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$—	$916,677	$(14,409,963)	$(13,493,286)

The difference between book basis and tax basis accumulated appreciation (depreciation) is attributable primarily to the tax treatment of total return swap contracts.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem Shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X LONG CRCL DAILY TARGET ETF
Notes to Financial Statements - continued	December 31, 2025

or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period Ended December 31, 2025
Shares sold	5,220,000
Shares redeemed	(970,000)
Net increase (decrease)	4,250,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

An investment in the Fund entails risk. The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X LONG CRCL DAILY TARGET ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of T-REX 2X Long CRCL Daily Target ETF and
Board of Trustee of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of T-REX 2X Long CRCL Daily Target ETF (the “Fund”), a series of ETF Opportunities Trust, as of December 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for the period August 11, 2025 (commencement of operations) through December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations, the changes in net assets and the financial highlights for the period August 11, 2025 through December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X LONG CRCL DAILY TARGET ETF
Report of Independent Registered Public Accounting Firm - continued

in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Tuttle Capital Management, LLC since 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 2, 2026

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X Long CRCL DAILY TARGET ETF
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

INVESTMENT ADVISORY AGREEMENT APPROVAL

At a meeting held on June 18-19, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (“ETFOT”) considered the approval of the proposed Investment Advisory Agreement (the “Tuttle Advisory Agreement”) between ETFOT and Tuttle Capital Management, LLC (“TCM”), with respect to the T-REX 2X Long CRCL Daily Target ETF (the “Fund”). The Board reflected on its discussions with the representatives from TCM earlier in the Meeting regarding the manner in which the Fund was to be managed and the roles and responsibilities of TCM under the Tuttle Advisory Agreement.

The Trustees reviewed a memorandum from Trust Counsel that addressed the Trustees’ duties when considering the approval of the Tuttle Advisory Agreement and the responses of TCM to requests for information from Trust Counsel on behalf of the Board. Trust Counsel noted that the response included information on the personnel of and services to be provided by TCM, an expense comparison analysis for the Fund and comparable ETFs, and the Tuttle Advisory Agreement. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Tuttle Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by TCM; (ii) the costs of the services to be provided and profits to be realized by TCM from the relationship with the Fund; (iii) the extent to which

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X Long CRCL DAILY TARGET ETF
Supplemental Information (unaudited) - continued

economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (iv) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Tuttle Advisory Agreement, including: (i) information regarding the services and support to be provided by TCM to the Fund and its shareholders; (ii) presentations by management of TCM addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Fund; (iii) information pertaining to the compliance structure of TCM; (iv) disclosure information contained in the Fund’s registration statement and TCM’s Form ADV and/or its policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Tuttle Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about TCM, including financial information, personnel and the services to be provided by TCM to the Fund, TCM’s compliance program, current legal matters, and other general information; (ii) projected expenses of the Fund and comparative expense information for other ETFs with strategies similar to the Fund prepared by an independent third party; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits anticipated to be realized by TCM from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration to approve the Tuttle Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Tuttle Advisory Agreement, the Trustees considered numerous factors, including:

1.        The nature, extent, and quality of the services to be provided by TCM

In this regard, the Board considered the responsibilities of TCM under the Tuttle Advisory Agreement. The Board reviewed the services to be provided by TCM to the Fund, including, without limitation, the processes of TCM for assuring compliance with the Fund’s investment objective and limitations; TCM’s processes for trade execution and broker-dealer selection for portfolio

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X Long CRCL DAILY TARGET ETF
Supplemental Information (unaudited) - continued

transactions; the coordination of services by TCM for the Fund among the service providers; and the anticipated efforts of TCM to promote the Fund and grow its assets. The Board considered: the staffing, personnel, and methods of operating of TCM; the education and experience of TCM’s personnel; and information provided regarding TCM’s compliance program and policies and procedures. After reviewing the foregoing and further information from TCM, the Board concluded that the quality, extent, and nature of the services to be provided by TCM, was satisfactory and adequate for the Fund.

2.       The investment performance of TCM

The Board noted that the Fund had not yet commenced operations. The Board noted that TCM manages other funds that have a similar swap-based investment strategy (“Tuttle ETFs”) as the Fund.

3.       The costs of services to be provided and profits to be realized by TCM from its relationship with the Fund.

In this regard, the Board considered the financial condition of TCM and the level of commitment to the Fund by TCM. The Board also considered the projected assets and proposed expenses of the Fund, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by TCM. The Trustees considered the unitary fee structure proposed by TCM for the Fund; and noted that the strategy of the Fund is substantially similar to other existing Tuttle ETFs. The Trustees noted that the proposed advisory fee of the Fund was higher than the median advisory fees of its Morningstar Category and Peer Group, and that the Fund’s projected gross and net expense ratio was higher than the median gross and net expense ratio of its Morningstar Category and Peer Group. The Trustees acknowledged TCM’s representation that the proposed advisory fee is appropriate and competitively priced for actively managed funds that require unique services such as those provided by TCM. The Board noted that there is a potential for trades to generate soft dollars. After further consideration, the Board concluded that the projected profitability and fees to be paid to TCM were not unreasonable in light of the services to be rendered by TCM.

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

T-REX 2X Long CRCL DAILY TARGET ETF
Supplemental Information (unaudited) - continued

4.       The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s shareholders.

The Trustees considered that it was not anticipated that the Fund would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

5.       Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Code of Ethics and other relevant policies of TCM. The Board also considered potential benefits for TCM in managing the Fund. Following further consideration and discussion, the Board concluded that the standards and practices of TCM relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by TCM from managing the Fund, were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Tuttle Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Tuttle Advisory Agreement.

FINANCIAL STATEMENTS  |  DECEMBER 31, 2025

ITEM 8.       CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.       PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.      REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.       STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes approval of investment advisory contract in the Supplemental Information.

ITEM 12.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.      CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.      RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.      EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant – Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: March 9, 2026
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: March 9, 2026

*   Print the name and title of each signing officer under his or her signature.